Mergers, Acquisitions and Dispositions (CenterPoint Energy and CERC) (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The Merger is being accounted for in accordance with ASC 805, Business Combinations, with CenterPoint Energy as the accounting acquirer of Vectren. Identifiable assets acquired and liabilities assumed have been recorded at their estimated fair values on the Merger Date.

Vectren’s regulated operations, comprised of electric generation and electric and natural gas energy delivery services, are subject to the rate-setting authority of the FERC, the IURC and the PUCO, and are accounted for pursuant to U.S. generally accepted accounting principles for regulated operations. The rate-setting and cost-recovery provisions currently in place for Vectren’s regulated operations provide revenues derived from costs including a return on investment of assets and liabilities included in rate base. Thus, the fair value of Vectren’s tangible and intangible assets and liabilities subject to these rate-setting provisions approximate their carrying values on the Merger Date.  The fair value of regulatory assets not earning a return have been determined using the income approach and are considered Level 3 fair value measurements due to the use of significant judgmental and unobservable inputs.

The fair value of Vectren’s assets acquired and liabilities assumed that are not subject to the rate-setting provisions, including identifiable intangibles, have been determined using the income approach and the market approach. The valuation of Vectren’s long-term debt is primarily considered a Level 2 fair value measurement. All other valuations are considered Level 3 fair value measurements due to the use of significant judgmental and unobservable inputs, including projected timing and amount of future cash flows and discount rates reflecting risk inherent in the future market prices.

The following table presents the purchase price allocation as of December 31, 2019, reflecting the final purchase price allocation and inclusive of assets and liabilities subsequently recast as held for sale (in millions):

Cash and cash equivalents	$16
Other current assets	577
Property, plant and equipment, net	5,147
Identifiable intangibles	297
Regulatory assets	338
Other assets	141
Total assets acquired	6,516
Current liabilities	648
Regulatory liabilities	938
Other liabilities	886
Long-term debt	2,401
Total liabilities assumed	4,873
Net assets acquired	1,643
Goodwill	4,339
Total purchase price consideration	$5,982

Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination [Table Text Block]
The fair value of the identifiable intangible assets and related useful lives as included in the purchase price allocation on the Merger Date, reflecting the final purchase price allocation and inclusive of intangible assets subsequently recast as held for sale, include:

	Weighted Average Useful Lives	Estimated Fair Value
	(in years)	(in millions)
Operation and maintenance agreements	24	$12
Customer relationships	18	200
Construction backlog	1	27
Trade names	10	58
Total		$297

Business Combination, Separately Recognized Transactions [Table Text Block]
The results of operations for Vectren included in CenterPoint Energy’s Consolidated Financial Statements from the Merger Date for the year ended December 31, 2019, reflecting results included in both continuing operations and discontinued operations, are as follows:

(in millions)
Operating revenues	$2,729
Net income	190

Business Acquisition, Pro Forma Information [Table Text Block]
The following unaudited pro forma financial information reflects the consolidated results of operations of CenterPoint Energy, assuming the Merger had taken place on January 1, 2018 and reflecting results included in both continuing operations and discontinued operations. The unaudited pro forma financial information has been presented for illustrative purposes only and is not necessarily indicative of the consolidated results of operations that would have been achieved had the Merger taken place on the dates indicated or of the future consolidated results of operations of the combined company.

	Year Ended December 31,
	2019		2018
	(in millions)
Operating revenues	$12,547		$13,282
Net income	812	(1)	458	(2)

(1)	Pro forma net income was adjusted to exclude $37 million of Vectren Merger-related transaction costs incurred in 2019.

(2)
Pro forma net income was adjusted to include $37 million of Vectren Merger-related transaction costs incurred in 2019.

Disposal Groups, Including Discontinued Operations [Table Text Block]
Revenues and expenses incurred by CenterPoint Energy and CERC for natural gas transportation and supply are as follows:

	Year Ended December 31,
	2019	2018	2017	2019	2018	2017
	CenterPoint Energy			CERC
	(in millions)
Transportation revenue	$101	$104	$97	$101	$104	$97
Natural gas expense	125	107	49	124	107	49

The Infrastructure Services Disposal Group provided pipeline construction and repair services to CenterPoint Energy’s and CERC’s NGD. In accordance with consolidation guidance in ASC 980—Regulated Operations, costs incurred by NGD utilities for these pipeline construction and repair services are not eliminated in consolidation when capitalized and included in rate base by the NGD utility. Amounts charged for these services that were not capitalized are included primarily in Operation and maintenance expenses. Fees incurred by CenterPoint Energy’s and CERC’s NGD for pipeline construction and repair services were as follows:

	Year Ended December 31, 2019
	CenterPoint Energy (1)	CERC (1)
	(in millions)
Pipeline construction and repair services capitalized	$162	$20
Pipeline construction and repair service charges in operations and maintenance expense	4	4

(1)	Represents charges for the period February 1, 2019 through December 31, 2019 only due to the Merger.

The assets and liabilities of the Infrastructure Services and Energy Services Disposal Groups classified as held for sale in CenterPoint Energy’s and CERC’s Consolidated Balance Sheets, as applicable, include the following:

	December 31, 2019
	CenterPoint Energy			CERC
	Infrastructure Services Disposal Group	Energy Services Disposal Group	Total	Energy Services Disposal Group
	(in millions)
Receivables, net	$192	$445	$637	$445
Accrued unbilled revenues	109	8	117	8
Natural gas inventory	—	67	67	67
Materials and supplies	6	—	6	—
Non-trading derivative assets	—	136	136	136
Other	4	35	39	35
Total current assets held for sale	311	691	1,002	691
Property, plant and equipment, net	295	26	321	26
Goodwill	220	62	282	62
Non-trading derivative assets	—	58	58	58
Other	234	67	301	67
Total non-current assets held for sale	749	213	962	213
Total assets held for sale	$1,060	$904	$1,964	$904

Accounts payable	$45	$299	$344	$299
Taxes accrued	2	—	2	—
Non-trading derivative liabilities	—	44	44	44
Other	40	25	65	25
Total current liabilities held for sale	87	368	455	368
Non-trading derivative liabilities	—	14	14	14
Benefit obligations	—	4	4	4
Other	16	9	25	9
Total non-current liabilities held for sale	16	27	43	27
Total liabilities held for sale	$103	$395	$498	$395

	December 31, 2018
	Energy Services Disposal Group
	CenterPoint Energy	CERC
	(in millions)
Receivables, net	$687	$687
Accrued unbilled revenues	5	5
Natural gas inventory	55	55
Non-trading derivative assets	100	100
Other	28	28
Total current assets held for sale	875	875
Property, plant and equipment, net	21	21
Goodwill	110	110
Non-trading derivative assets	38	38
Other	65	65
Total non-current assets held for sale	234	234
Total assets held for sale	$1,109	$1,109

Accounts payable	$562	$562
Taxes accrued	—	—
Non-trading derivative liabilities	102	102
Other	19	19
Total current liabilities held for sale	683	683
Non-trading derivative liabilities	5	5
Benefit obligations	3	3
Total non-current liabilities held for sale	8	8
Total liabilities held for sale	$691	$691

Because the Infrastructure Services and Energy Services Disposal Groups met the held for sale criteria and their disposals also represents a strategic shift to CenterPoint Energy and CERC, as applicable, they are reflected as discontinued operations on CenterPoint Energy’s and CERC’s Statements of Consolidated Income, as applicable, and as a result, prior periods have been recast to reflect the earnings or losses from such businesses as income from discontinued operations, net of tax.
A summary of the Infrastructure Services and Energy Services Disposal Groups presented in CenterPoint Energy’s Statements of Consolidated Income is as follows:

	Year Ended December 31,
	2019 (1)	2019	2018	2017	2019	2018	2017
	CenterPoint Energy
	Infrastructure Services Disposal Group	Energy Services Disposal Group			Total
	(in millions)
Revenues	$1,190	$3,767	$4,503	$4,039	$4,957	$4,503	$4,039
Expenses:					—
Non-utility cost of revenues	309	3,597	4,459	3,823	3,906	4,459	3,823
Operation and maintenance	714	68	66	66	782	66	66
Depreciation and amortization	50	12	13	16	62	13	16
Taxes other than income taxes	2	2	2	1	4	2	1
Goodwill Impairment	—	48	—	—	48	—	—
Total	1,075	3,727	4,540	3,906	4,802	4,540	3,906
Income (loss) from Discontinued Operations before income taxes	115	40	(37)	133	155	(37)	133
Income tax expense (benefit)	29	17	(9)	49	46	(9)	49
Net income (loss) from Discontinued Operations	$86	$23	$(28)	$84	$109	$(28)	$84

(1)	Reflects February 1, 2019 to December 31, 2019 results only due to the Merger.

A summary of the Energy Services Disposal Group presented in CERC’s Statements of Consolidated Income is as follows:

	Year Ended December 31,
	2019	2018	2017
	CERC
	(in millions)
Revenues	$3,767	$4,503	$4,039
Expenses
Non-utility cost of revenues, including natural gas	3,597	4,459	3,823
Operation and maintenance	68	66	66
Depreciation and amortization	12	13	16
Taxes other than income taxes	2	2	1
Goodwill impairment	48	—	—
Total	3,727	4,540	3,906
Income (loss) from Discontinued Operations before income taxes	40	(37)	133
Income tax expense (benefit)	17	(9)	49
Net income (loss) from Discontinued Operations	$23	$(28)	$84

Discontinued Operations (CERC)

On September 4, 2018, CERC completed the Internal Spin. CERC executed the Internal Spin to, among other things, enhance the access of CERC and CenterPoint Energy to low cost debt and equity through increased transparency and understandability of the financial statements, improve CERC’s credit quality by eliminating the exposure to Enable’s midstream business and provide clarity of internal reporting and performance metrics to enhance management’s decision making for CERC and CNP Midstream.

The Internal Spin represents a significant strategic shift that has a material effect on CERC’s operations and financial results and, as a result, CERC’s distribution of its equity investment in Enable met the criteria for discontinued operations classification. CERC has no continuing involvement in the equity investment of Enable. Therefore, CERC’s equity in earnings and related income taxes have been classified as Income from discontinued operations, net of tax, in CERC’s Statements of Consolidated Income for the periods presented. The following table presents amounts included in Income from discontinued operations, net of tax in CERC’s Statements of Consolidated Income.

	Year Ended December 31,
	2018	2017
	(in millions)
Equity in earnings of unconsolidated affiliate, net	$184	$265
Income tax expense	46	104
Income from discontinued operations, net of tax	$138	$161

Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]	The following table summarizes CenterPoint Energy’s and CERC’s cash flows from discontinued operations and certain supplemental cash flow disclosures related to the Infrastructure Services and Energy Services Disposal Groups:

	Year Ended December 31,
	2019	2019	2018	2017
	CenterPoint Energy
	Infrastructure Services Disposal Group	Energy Services Disposal Group
	(in millions)
Depreciation and amortization	$50	$12	$13	$16
Amortization of intangible assets	19	—	—	—
Write-down of natural gas inventory	—	4	2	—
Capital expenditures	67	12	21	9
Non-cash transactions:
Accounts payable related to capital expenditures	—	2	2	3

	Year Ended December 31,
	2019	2018	2017
	CERC
	Energy Services Disposal Group
	(in millions)
Depreciation and amortization	$12	$13	$16
Write-down of natural gas inventory	4	2	—
Capital expenditures	12	21	9
Non-cash transactions:
Accounts payable related to capital expenditures	2	2	3

The tables below provide supplemental disclosure of cash flow information:

	2019			2018			2017
	CenterPoint Energy	Houston Electric	CERC	CenterPoint Energy	Houston Electric	CERC	CenterPoint Energy	Houston Electric	CERC
	(in millions)
Cash Payments/Receipts:
Interest, net of capitalized interest	$436	$229	$109	$363	$200	$105	$378	$205	$116
Income taxes (refunds), net	155	87	7	89	154	3	15	76	4
Non-cash transactions:
Accounts payable related to capital expenditures	236	117	86	201	124	80	144	104	56
Capital distribution associated with the Internal Spin (1)	—	—	28	—	—	1,473	—	—	—
ROU assets obtained in exchange for lease liabilities (2)	44	1	29	—	—	—	—	—	—

(1)	The capital distribution in 2019 associated with the Internal Spin is a result of the return to accrual for the periods of CERC’s ownership during 2018.

(2)	Includes the transition impact of adoption of ASU 2016-02 Leases as of January 1, 2019. The Registrants elected not to recast comparative periods in the year of adoption as permitted by the standard.

The table below provides a reconciliation of cash, cash equivalents and restricted cash reported in the Consolidated Balance Sheets to the amount reported in the Statements of Consolidated Cash Flows:

	December 31, 2019			December 31, 2018
	CenterPoint Energy	Houston Electric	CERC	CenterPoint Energy	Houston Electric	CERC
	(in millions)
Cash and cash equivalents (1) (2)	$241	$216	$2	$4,231	$335	$14
Restricted cash included in Prepaid expenses and other current assets	30	19	—	46	34	11
Restricted cash included in Other	—	—	—	1	1	—
Total cash, cash equivalents and restricted cash shown in Statements of Consolidated Cash Flows	$271	$235	$2	$4,278	$370	$25

(1)
CenterPoint Energy’s Cash and cash equivalents as of December 31, 2018 included $3.9 billion of temporary investments resulting from the Merger financings. CenterPoint Energy recorded interest income of $22 million, $28 million and $2 million for the years ended December 31, 2019, 2018 and 2017, respectively, in Other, net on CenterPoint Energy’s Statements of Consolidated Income. See Notes 13 and 14 for further details related to the Merger financings.

(2)
Houston Electric’s Cash and cash equivalents as of December 31, 2019 and 2018 included $216 million and $335 million, respectively, of cash related to the Bond Companies. Houston Electric recorded interest income of $9 million, $4 million and $2 million for the years ended December 31, 2019, 2018 and 2017, respectively, in Other, net on Houston Electric’s Statement of Consolidated Inc